Bank Borrowings - Schedule of Bank Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Bank Borrowings
Current		$ 26,905
Non-current	$ 18,104
Weighted average interest rate for outstanding bank borrowings (as a percent)	1.73%	1.08%